Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended
	Mar. 19, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Net loss				$ 118,800,000	$ 7,700,000
Gross proceeds	$ 120,000,000
Foreign exchange (loss)		$ (241,982)	$ (172,909)	(318,912)	(306,927)
Accumulated deficit		(152,439,504)		(152,439,504)		$ (33,573,537)
Fair Value Adjustment of Warrants		$ 108,294,223		$ 105,317,692